FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-03193
                                                     ---------

                         FRANKLIN TAX-EXEMPT MONEY FUND
                         ------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  4/30/08
                           -------


Item 1. Schedule of Investments.


Franklin Tax-Exempt Money Fund

QUARTERLY STATEMENT OF INVESTMENTS
APRIL 30, 2008

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   9

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)
                         FRANKLIN TEMPLETON INVESTMENTS

                      FRANKLIN - Templeton - Mutual Series



                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                     AMOUNT         VALUE
                                                                                   ----------   ------------
    INVESTMENTS 99.4%
    MUNICIPAL BONDS 99.4%
    ARIZONA 2.1%
(a) Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville
       Project, Series C, Weekly VRDN and Put, 2.50%, 12/15/18 .................   $1,000,000   $  1,000,000
(a) Arizona State University System Revenues, Series B, AMBAC Insured, Weekly
       VRDN and Put, 6.00%, 7/01/34 ............................................    1,300,000      1,300,000
(a) Nanotechnology Research LLC Lease Revenue, Arizona State University Project,
       Series A, MBIA Insured, Weekly VRDN and Put, 3.75%, 3/01/34 .............    1,000,000      1,000,000
    Scottsdale GO, Refunding, 3.00%, 7/01/08 ...................................    1,000,000      1,001,201
                                                                                                ------------
                                                                                                   4,301,201
                                                                                                ------------
    COLORADO 7.7%
(a) Colorado Educational and Cultural Facilities Authority Revenue, National
       Jewish Federation Bond Program,
       Refunding, Series D-1, Daily VRDN and Put, 2.65%, 7/01/36 ...............    1,000,000      1,000,000
       Series A-11, Daily VRDN and Put, 2.65%, 8/01/27 .........................    2,000,000      2,000,000
       Series C-4, Daily VRDN and Put, 2.65%, 6/01/37 ..........................      800,000        800,000
(a) Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and
       Put, 2.60%, 11/01/29 ....................................................    5,200,000      5,200,000
(a) Denver City and County COP,
       Refunding, AMBAC Insured, Weekly VRDN and Put, 6.60%, 12/01/29 ..........    4,000,000      4,000,000
       Wellington E. Webb, Refunding, Series C3, AMBAC Insured, Weekly VRDN and
          Put, 4.25%, 12/01/29 .................................................    3,000,000      3,000,000
                                                                                                ------------
                                                                                                  16,000,000
                                                                                                ------------
    CONNECTICUT 0.9%
(a) Connecticut State Health and Educational Facilities Authority Revenue, Yale
       University, Series X-3, Daily VRDN and Put, 2.65%, 7/01/37 ..............    1,800,000      1,800,000
                                                                                                ------------
    FLORIDA 6.9%
(a) Florida Higher Education Facilities Financing Authority Revenue, St. Thomas
       University Project, Daily VRDN and Put, 2.58%, 1/01/19 ..................    1,490,000      1,490,000
(a) JEA Electric System Revenue, Refunding, Series Three C-1, Weekly VRDN and
       Put, 2.05%, 10/01/34 ....................................................    2,000,000      2,000,000
(a) Martin County IDA, IDR, YMCA Treasure Coast Project, Weekly VRDN and Put,
       2.75%, 10/01/16 .........................................................    1,100,000      1,100,000
(a) Orlando-Orange County Expressway Authority Revenue,
       Refunding, Series C1, FSA Insured, Weekly VRDN and Put, 2.50%, 7/01/25 ..    3,400,000      3,400,000
       Sub Series A-1, AMBAC Insured, Weekly VRDN and Put, 2.85%, 7/01/40 ......    1,300,000      1,300,000
    Palm Beach County Revenue, TECP, 1.35%, 8/14/08 ............................    2,500,000      2,500,000
(a) Palm Beach County School Board COP, Series B, FSA Insured, Weekly VRDN and
       Put, 2.35%, 8/01/27 .....................................................    2,600,000      2,600,000
                                                                                                ------------
                                                                                                  14,390,000
                                                                                                ------------
    GEORGIA 5.9%
(a) Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center
       Inc. Project, Refunding, Weekly VRDN and Put, 2.58%, 9/01/17 ............    1,000,000      1,000,000
(a) Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B,
       Weekly VRDN and Put, 2.65%, 7/01/25 .....................................    8,000,000      8,000,000


                     Quarterly Statement of Investments | 3

Franklin Tax-Exempt Money Fund

                                                                                    PRINCIPAL
                                                                                     AMOUNT         VALUE
                                                                                   ----------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
(a) Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA
       Insured, Weekly VRDN and Put, 2.59%, 6/15/25 ............................   $3,200,000   $  3,200,000
                                                                                                ------------
                                                                                                  12,200,000
                                                                                                ------------
    ILLINOIS 2.9%
    Chicago Metropolitan Water Reclamation District Greater Chicago GO, Capital
       Improvement, ETM, 5.50%, 12/01/08 .......................................    2,800,000      2,856,033
(a) Illinois State Toll Highway Authority Toll Highway Priority Revenue,
       Refunding, Series B, MBIA Insured, Weekly VRDN and Put, 2.65%, 1/01/10 ..    3,125,000      3,125,000
                                                                                                ------------
                                                                                                   5,981,033
                                                                                                ------------
    IOWA 3.9%
    Iowa State School Cash Anticipation Program Revenue, Iowa School Corps.,
       wts. Certificates,
       Series A, 4.50%, 6/27/08 ................................................    5,000,000      5,005,778
       Series B, 3.75%, 1/23/09 ................................................    3,000,000      3,023,461
                                                                                                ------------
                                                                                                   8,029,239
                                                                                                ------------
    KENTUCKY 1.5%
(a) Shelby County Lease Revenue, Series A, Daily VRDN and Put, 2.65%, 9/01/34 ..    3,050,000      3,050,000
                                                                                                ------------
    MARYLAND 1.9%
(a) Community Development Administration MF Development Revenue, Avalon Ridge
       Apartments Project, Refunding, FNMA Insured, Weekly VRDN and Put, 2.60%,
       6/15/26 .................................................................    2,100,000      2,100,000
(a) Washington Suburban Sanitation District GO, BAN, Series A, Weekly VRDN and
       Put, 2.60%, 6/01/23 .....................................................    1,900,000      1,900,000
                                                                                                ------------
                                                                                                   4,000,000
                                                                                                ------------
    MASSACHUSETTS 9.8%
(a) Massachusetts State GO, Refunding, Series B, Weekly VRDN and Put, 2.40%,
       9/01/16 .................................................................    7,700,000      7,700,000
    Massachusetts State School Building Authority Revenue, TECP, Series A,
       1.35%, 7/07/08 ..........................................................    6,000,000      6,000,000
    Massachusetts State Water Resource Authority, TECP, 1.90%, 5/15/08 .........    3,000,000      3,000,000
(a) Massachusetts State Water Resources Authority Revenue, Multi-Modal, General,
       Refunding, Sub Series D, Daily VRDN and Put, 2.50%, 8/01/17 .............    3,650,000      3,650,000
                                                                                                ------------
                                                                                                  20,350,000
                                                                                                ------------
    MICHIGAN 0.9%
(a) Michigan State University Revenues, General, Refunding, Series B, Weekly
       VRDN and Put, 2.60%, 2/15/26 ............................................    1,900,000      1,900,000
                                                                                                ------------
    MINNESOTA 2.2%
(a) Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN
       and Put, 2.38%, 9/01/24 .................................................    1,300,000      1,300,000
(a) Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put,
       2.38%, 11/01/31 .........................................................      250,000        250,000
(a) Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A, Weekly VRDN
       and Put, 2.26%, 10/01/23 ................................................    3,000,000      3,000,000
                                                                                                ------------
                                                                                                   4,550,000
                                                                                                ------------


                     4 | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

                                                                                    PRINCIPAL
                                                                                     AMOUNT         VALUE
                                                                                   ----------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI 2.2%
    St. Louis General Fund Revenue, TRAN, 4.50%, 6/30/08 .......................   $3,500,000   $  3,504,148
    St. Louis Municipal Finance Corp. Leasehold Revenue, Civil Courts Building
       Project, Refunding, Series A, FSA Insured, 5.00%, 8/01/08 ...............    1,055,000      1,059,193
                                                                                                ------------
                                                                                                   4,563,341
                                                                                                ------------
    NEVADA 1.9%
    Clark County TECP, 1.35%, 12/08/08 .........................................    3,000,000      3,000,000
(a) Las Vegas Valley Water District GO, Water Improvement, Series C, Daily VRDN
       and Put, 2.50%, 6/01/36 .................................................    1,000,000      1,000,000
                                                                                                ------------
                                                                                                   4,000,000
                                                                                                ------------
    NEW HAMPSHIRE 1.4%
(a) New Hampshire Health and Educational Facilities Authority Revenue, Dartmouth
       College, Refunding, Series B, Daily VRDN and Put, 2.70%, 6/01/41 ........    2,900,000      2,900,000
                                                                                                ------------
    NEW JERSEY 4.2%
(a) New Jersey EDA School Revenue, School Facilities Construction, Sub Series
       R-3, Daily VRDN and Put, 2.30%, 9/01/31 .................................    5,800,000      5,800,000
(a) New Jersey Sports and Exposition Revenue, Series C, MBIA Insured, Weekly
       VRDN and Put, 4.10%, 9/01/24 ............................................    2,500,000      2,500,000
(a) New Jersey State Turnpike Authority Turnpike Revenue, Series C-2, FSA
       Insured, Weekly VRDN and Put, 2.45%, 1/01/24 ............................      500,000        500,000
                                                                                                ------------
                                                                                                   8,800,000
                                                                                                ------------
    NEW MEXICO 0.7%
(a) Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN
       and Put, 2.50%, 9/01/24 .................................................    1,500,000      1,500,000
                                                                                                ------------
    NEW YORK 5.0%
(a) Long Island Power Authority, Electric System Revenue, Series 7 Sub
       Series-7-B, Weekly VRDN and Put, MBIA Insured, 4.20%, 4/01/25 ...........    3,000,000      3,000,000
(a) Monroe County IDA Civic Facility Revenue, St. John Fisher College Project,
       Radian Insured, Weekly VRDN and Put, 5.20%, 6/01/34 .....................    1,700,000      1,700,000
    MTA Transportation Facilities Revenue, TECP, 3.05%, 8/12/08 ................    4,000,000      4,000,000
(a) New York City Transitional Finance Authority Revenue, Future Tax Secured,
       Series A, Weekly VRDN and Put, 2.65%, 2/15/30 ...........................    1,200,000      1,200,000
(a) New York City Trust for Cultural Resources Revenue, Manhattan School of
       Music, Radian Insured, Weekly VRDN and Put, 5.00%, 10/01/29 .............      500,000        500,000
                                                                                                ------------
                                                                                                  10,400,000
                                                                                                ------------
    NORTH CAROLINA 7.8%
(a) Cary GO, Public Improvement, Weekly VRDN and Put, 2.56%, 6/01/27 ...........    2,270,000      2,270,000
(a) North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, MBIA Insured, Weekly VRDN and Put, 4.25%, 1/01/24 ............    5,300,000      5,300,000
(a) North Carolina State GO,
       Public Improvement, Series D, Weekly VRDN and Put, 2.55%, 5/01/21 .......    4,135,000      4,135,000
       Refunding, Series B, Weekly VRDN and Put, 2.40%, 6/01/19 ................      600,000        600,000
       Refunding, Series D, Weekly VRDN and Put, 2.60%, 6/01/19 ................    2,400,000      2,400,000
       Series G, Weekly VRDN and Put, 2.40%, 5/01/21 ...........................    1,500,000      1,500,000
                                                                                                ------------
                                                                                                  16,205,000
                                                                                                ------------


                     Quarterly Statement of Investments | 5

Franklin Tax-Exempt Money Fund

                                                                                    PRINCIPAL
                                                                                     AMOUNT         VALUE
                                                                                   ----------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO 1.4%
(a) Ohio State Water Development Authority Pollution Control Facilities Revenue,
       First Energy General Corp., Refunding, Series A, Daily VRDN and Put,
       2.55%, 5/15/19 ..........................................................   $3,000,000   $  3,000,000
                                                                                                ------------
    OREGON 3.3%
    Deschutes County Administrative School District No. 1 GO, FGIC Insured,
       4.50%, 6/15/08 ..........................................................    3,000,000      3,002,868
(a) Oregon State GO,
       Series 73F, Weekly VRDN and Put, 2.55%, 12/01/17 ........................    2,900,000      2,900,000
       Series 73G, Weekly VRDN and Put, 2.70%, 12/01/18 ........................    1,000,000      1,000,000
                                                                                                ------------
                                                                                                   6,902,868
                                                                                                ------------
    PENNSYLVANIA 8.7%
(a) Chester County IDAR, Refunding, Daily VRDN and Put, 2.53%, 7/01/31 .........      400,000        400,000
(a) Delaware Valley Regional Finance Authority Local Government Revenue,
       Series A, Weekly VRDN and Put, 2.45%, 12/01/18 ..........................    1,000,000      1,000,000
       Series A, Weekly VRDN and Put, 2.45%, 12/01/20 ..........................    2,100,000      2,100,000
       Series C, Weekly VRDN and Put, 2.45%, 12/01/20 ..........................    1,700,000      1,700,000
       Series D, Weekly VRDN and Put, 2.45%, 12/01/20 ..........................    3,100,000      3,100,000
(a) Emmaus General Authority Revenue,
       FSA Insured, Weekly VRDN and Put, 2.65%, 12/01/28 .......................    1,300,000      1,300,000
       Local Government, Series F-19, Weekly VRDN and Put, 2.53%, 3/01/24 ......      850,000        850,000
       Sub Series G-19, Weekly VRDN and Put, 2.53%, 3/01/24 ....................    1,400,000      1,400,000
(a) Erie Higher Education Building Authority College Revenue, Gannon University
       Project, Series F, Weekly VRDN and Put, 2.38%, 7/01/13 ..................    3,300,000      3,300,000
(a) Upper Dauphin IDAR, United Church Christ Homes, Weekly VRDN and Put, 2.45%,
       12/01/26 ................................................................    2,900,000      2,900,000
                                                                                                ------------
                                                                                                  18,050,000
                                                                                                ------------
    TENNESSEE 3.9%
(a) Blount County PBA Revenue, Local Public Improvement, Series D-1-E, AMBAC
       Insured, Daily VRDN and Put, 4.75%, 6/01/25 .............................    3,000,000      3,000,000
(a) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
       Weekly VRDN and Put, 2.45%, 11/01/27 ....................................    2,000,000      2,000,000
(a) Sevier County PBA Revenue, Local Government Public Improvement, Series
       IV-I-1, AMBAC Insured, Daily VRDN and Put, 4.75%, 6/01/32 ...............    3,000,000      3,000,000
                                                                                                ------------
                                                                                                   8,000,000
                                                                                                ------------
    TEXAS 4.4%
(a) Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA
       Insured, Weekly VRDN and Put, 2.68%, 9/15/26 ............................    5,100,000      5,100,012
    Denton ISD, GO, Mandatory Put 8/15/08, Series B, 3.75%, 8/15/21 ............    1,200,000      1,200,000
(a) Texas Water Development Board Revenue, State Revolver, Sub Lien, Refunding,
       Series A, Daily VRDN and Put, 2.75%, 7/15/19 ............................    1,800,000      1,800,000
(a) University of Texas University Revenues, Financing System, Refunding,
       Series B, Weekly VRDN and Put, 2.35%, 8/01/33 ...........................    1,000,000      1,000,000
                                                                                                ------------
                                                                                                   9,100,012
                                                                                                ------------


                     6 | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

                                                                                    PRINCIPAL
                                                                                     AMOUNT         VALUE
                                                                                   ----------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    UTAH 2.1%
(a) Utah Transit Authority Sales Tax Revenue,
       Sub Series A, Daily VRDN and Put, 2.75%, 6/15/36 ........................   $1,200,000   $  1,200,000
       Subordinated, Series B, Daily VRDN and Put, 2.70%, 6/15/36 ..............    3,100,000      3,100,000
                                                                                                ------------
                                                                                                   4,300,000
                                                                                                ------------
    VIRGINIA 1.9%
(a) Loudoun County Sanitation Authority Water and Sewer Revenue, System, Parity
       Indebtedness, Weekly VRDN and Put, 2.36%, 1/01/30 .......................    3,845,000      3,845,000
    WASHINGTON 2.4%
(a) Snohomish County PUD No. 001 Generation System Revenue, Refunding,
       Series A-1, FSA Insured, Weekly VRDN and Put, 2.50%, 12/01/19 ...........    3,470,000      3,470,000
(a) Washington State Housing Finance Commission Nonprofit Housing Revenue,
       Educational Development Trust Project, Daily VRDN and Put, 2.36%,
       11/01/25 ................................................................    1,400,000      1,400,000
                                                                                                ------------
                                                                                                   4,870,000
                                                                                                ------------
    U.S. TERRITORY 1.5%
    PUERTO RICO 1.5%
    Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08,
       Refunding, Series C, MBIA Insured, 5.00%, 7/01/28 .......................    3,000,000      3,007,994
                                                                                                ------------
    TOTAL INVESTMENTS (COST $ 205,995,688) 99.4% ...............................                 205,995,688
    OTHER ASSETS, LESS LIABILITIES 0.6% ........................................                   1,186,250
                                                                                                ------------
    NET ASSETS 100.0% ..........................................................                $207,181,938
                                                                                                ============

See Selected Portfolio Abbreviations on page 8.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
BAN   - Bond Anticipation Note
COP   - Certificate of Participation
EDA   - Economic Development Authority
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
IDR   - Industrial Development Revenue
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MFR   - Multi-Family Revenue
MTA   - Metropolitan Transit Authority
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
PUD   - Public Utility District
TECP  - Tax-Exempt Commercial Paper
TRAN  - Tax and Revenue Anticipation Note


 8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At April 30, 2008, the cost of investments for book and income tax purposes was the same.

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 26, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  June 26, 2008








                                  Exhibit A



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TAX-EXEMPT MONEY
FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

6/26/2008


/S/GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer - Finance and Administration






I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TAX-EXEMPT MONEY
FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

6/26/2008


/S/LAURA F. FERGERSON
Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer